Other components of equity (Tables)	12 Months Ended
Jun. 30, 2026
Other Components Of Equity
Schedule of other components of equity
	2026 USD	2025 USD
Foreign currency translation reserve	(7,931,418)	44,922
Defined benefit remeasurement reserve	8,828	–
	(7,922,590)	44,922

Schedule of movement in foreign currency translation

Movements in the foreign currency translation reserve were as follows.

	2026 USD	2025 USD
Balance at 1 July	44,922	25,026
Exchange differences on translating foreign operations	(7,976,340)	19,896
	(7,931,418)	44,922

Schedule of defined benefit remeasurement reserve

Movements in the defined benefit remeasurement reserve were as follows.

	2026 USD	2025 USD
Balance at 1 July	–	–
Remeasurement gain on defined benefit obligations	11,797	–
Income tax relating to the remeasurement	(2,969)	–
	8,828	–